Condensed Interim Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Statement of financial position [abstract]
Ordinary shares, par value	$ 0	$ 0	$ 0
Ordinary shares, authorized	600,000,000	600,000,000	600,000,000
Ordinary shares, issued	461,451,767	402,351,657	460,822,640
Ordinary shares, outstanding	461,451,767	402,351,657	460,822,640